Supplement to the
PAS International
Fund of Funds®,
PAS Small Cap
Fund of Funds®,
PAS U.S. Opportunity
Fund of Funds®,
PAS Income Opportunities
Fund of Funds®, and
PAS Core Income
Fund of Funds®
April 29, 2009
Prospectus

The following information replaces the similar information found in the "Fee Table" section beginning on page 13.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from fund assets)

PFOF-09-01 August 26, 2009
1.901567.100

PAS International	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	1.18%
	Total annual fund operating expensesA	1.43%
	Less waiver and reimbursementB	0.25%
	Net expenses	1.18%
PAS Small Cap	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	1.23%
	Total annual fund operating expensesA	1.48%
	Less waiver and reimbursementB	0.25%
	Net expenses	1.23%
PAS U.S. Opportunity	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	1.05%
	Total annual fund operating expensesA	1.30%
	Less waiver and reimbursementC	0.25%
	Net expenses	1.05%
PAS Income Opportunities	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.01%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	0.88%
	Total annual fund operating expensesA	1.14%
	Less waiver and reimbursementB	0.26%
	Net expenses	0.88%
PAS Core Income	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.01%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	0.67%
	Total annual fund operating expensesA	0.93%
	Less waiver and reimbursementB	0.26%
	Net expenses	0.67%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

B Strategic Advisers has contractually agreed to waive each fund's management fee until March 31, 2012. In addition, Strategic Advisers has contractually agreed to reimburse each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.00% of their respective average daily net assets until March 31, 2012.

C Strategic Advisers has contractually agreed to waive its management fee until September 30, 2011. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.00% of its average daily net assets until September 30, 2011.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5% and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses and includes Strategic Advisers' fee waiver and expense reimbursement for each period shown, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

PAS International	1 year	$ 120
	3 years	$ 377
	5 years	$ 708
	10 years	$ 1,646
PAS Small Cap	1 year	$ 125
	3 years	$ 392
	5 years	$ 735
	10 years	$ 1,702
PAS U.S. Opportunity	1 year	$ 107
	3 years	$ 350
	5 years	$ 652
	10 years	$ 1,512
PAS Income Opportunities	1 year	$ 90
	3 years	$ 283
	5 years	$ 550
	10 years	$ 1,314
PAS Core Income	1 year	$ 68
	3 years	$ 217
	5 years	$ 436
	10 years	$ 1,069

Supplement to the
PAS International Fidelity Fund of Funds® and PAS U.S. Opportunity Fidelity Fund of Funds®
April 29, 2009
Prospectus

The following information replaces the similar information found in the "Fee Table" section beginning on page 7.

Shareholder fees (paid by the investor directly)

Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None

Annual operating expenses (paid from fund assets)

PAS International Fidelity	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	0.94%
	Total annual fund operating expensesA	1.19%
	Less waiver and reimbursementB	0.25%
	Net expenses	0.94%
PAS U.S. Opportunity Fidelity	Management fee	0.25%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses (fees and expenses of underlying funds)	0.82%
	Total annual fund operating expensesA	1.07%
	Less waiver and reimbursementC	0.25%
	Net expenses	0.82%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

PFFOF-09-01 August 26, 2009
1.880424.101

B Strategic Advisers has contractually agreed to waive its management fee until March 31, 2012. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.00% of its average daily net assets until March 31, 2012.

C Strategic Advisers has contractually agreed to waive its management fee until September 30, 2011. In addition, Strategic Advisers has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) exceed 0.00% of its average daily net assets until September 30, 2011.

As is reflected in the table above, the funds, as shareholders in underlying Fidelity funds, will indirectly bear a pro rata share of the fees and expenses incurred by the underlying Fidelity funds, and the funds' investment returns will be net of underlying Fidelity fund expenses.

This example helps you compare the cost of investing in the funds with the cost of investing in other mutual funds.

Let's say, hypothetically, that each fund's annual return is 5%, and that your shareholder fees and each fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses and includes Strategic Advisers' fee waiver and expense reimbursement for each period shown, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

PAS International Fidelity	1 year	$ 96
	3 years	$ 302
	5 years	$ 580
	10 years	$ 1,375
PAS U.S. Opportunity Fidelity	1 year	$ 84
	3 years	$ 278
	5 years	$ 529
	10 years	$ 1,249